Organization and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Foreign Currency Translation, Exchange Rate Used
	May 31, 2022	May 31, 2021	August 31, 2021

Period end: CAD to USD exchange rate	$0.7910	$0.8284	$0.7917
Average period: CAD to USD exchange rate	$0.7897	$0.7834	$0.7885

	August 31,	August 31,
	2021	2020

Period end: CAD to USD exchange rate	$0.7917	$0.7674
Average period: CAD to USD exchange rate	$0.7885	$0.7435